Office Properties and Equipment, net (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Office Properties and Equipment, net [Abstract]
Office Properties and Equipment
Year-end office properties and equipment were as follows:

	2019	2018
	(In thousands)
Land	$572	$572
Office buildings and improvements	3,268	3,264
Rights of use assets	727	-
Furniture, fixtures and equipment	1,831	1,794
	6,398	5,630
Less accumulated depreciation	(3,615)	(3,388
Office properties and equipment, net	$2,783	$2,242